TCW/DW TERM TRUST 2003          Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS September 30, 1999


DEAR SHAREHOLDER:

For the 6-month period ended September 30, 1999, the net asset value of TCW/DW Term Trust 2003 decreased from $10.36 to $10.06 per share. Based on this change, and including reinvestment of dividends totaling approximately $0.32 per share, the Trust's total return for the period was 0.42 percent. Over the same period, the market price of the Trust's shares on the New York Stock Exchange (NYSE) decreased from $9.375 to $9.125 per share. Based on this change and including reinvestment of dividends, the Trust's total return for the period was 0.65 percent.

MARKET OVERVIEW

Interest rates moved steadily higher during most of the period under review, making the first three quarters of 1999 the second worst such period in terms of the total return of the Lehman Aggregate Index since the inception of that index. The U.S. economy has experienced robust economic growth and a tight labor market, suggesting the potential of increased inflation. As a preemptive strike, the Federal Reserve Bank raised rates at the end of June and then again in late August. The mortgage sector was the top performing high-grade fixed-income asset class for the past 12 months. By early August, yield spreads particularly between U.S. Treasury securities and other bond sectors, including mortgage-backed securities, had widened to the same levels seen during last year's global financial crisis. (Yield spreads are the difference between the yields of different fixed-income securities.) Spreads also widened in response to the heavy volume of new issuance in corporate securities and due to other technical factors.

The mortgage sector faced some unique problems of its own. Investor activity and trading volume was light for most of the summer. Banks and agencies, which once accounted for approximately 50 percent of mortgage market activity, were less active participants in the market. Banks began accumulating cash reserves to cover the unknown liquidity demands of Y2K and other year-end events. However, the decision of the Federal

TCW/DW TERM TRUST 2003
LETTER TO THE SHAREHOLDERS September 30, 1999, continued

Reserve Board to accept mortgage pass-throughs as collateral in repurchase transactions over year-end was seen as an indication of the Fed's willingness to facilitate year-end market liquidity, and as such, should reduce the banking sector's need to hold large cash reserves.

TCW believes that the performance of the mortgage sector could remain choppy over the next several months, due to thin trading volume and liquidity restrictions. Furthermore, changes in the composition of the mortgage market have reduced its coupon diversification, resulting in an increase in the overall interest rate risk of the sector. The entire fixed-income market faces considerable uncertainty due to lingering Y2K concerns, a heavy new-issue calendar, a weakening dollar and inflation worries. Investors remain understandably concerned about the possibility of another rate hike by the Federal Reserve later this year. TCW believes that the mortgage sector is fundamentally sound however, and mortgages are cheap relative to historical valuations. For the first time in almost five years the incentive for an adjustable-rate mortgage (ARM) borrower to switch from adjustable- to fixed-rate financing has turned negative, indicating an extremely low level of prepayment risk. This fundamental shift combined with very wide yield spreads has increased the relative attractiveness of the ARM sector. TCW continues to recommend an overweight in the mortgage sector overall, with a strategy of acquiring bonds on weakness in the market. Today's relatively higher yield levels combined with TCW's continued focus on security structure also foster its positive outlook on the mortgage sector.

THE PORTFOLIO

Approximately 72 percent of the Trust's portfolio is invested in mortgage pass-through securities issued by agencies of the U.S. government or AAA-rated collateralized mortgage obligations (CMOs) with durations, average lives or expected maturity dates that correspond closely to the termination date of the Trust. An additional 16 percent of the portfolio is invested in inverse floating-rate CMOs issued by U.S. government agencies. Inverse floaters have coupons that reset by a multiple in a direction opposite to that of a specified index. Approximately 12 percent of the portfolio is invested in AAA-rated municipal bonds and short-term investments. The municipal bond holdings play an important role as the Trust seeks to achieve its objective of returning the original $10 per share offering price to shareholders at maturity. As of September 30, 1999 the Trust's degree of leverage (the ratio of debt to assets) was 30 percent of total portfolio assets.

The Trust's net asset value and NYSE market values will continue to fluctuate in response to changes in market conditions and interest rates. As stated in the Trust's original prospectus, the Trust's income and dividends are expected to decline to some extent over the term of the Trust and as the Trust approaches its termination date.

TCW/DW TERM TRUST 2003
LETTER TO THE SHAREHOLDERS September 30, 1999, continued

We would like to remind you that the Trustees have approved a procedure whereby the Trust may attempt, when appropriate, to reduce or eliminate a market value discount from net asset value by repurchasing shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the period under review, the Trust purchased 1,544,200 shares of common stock at a weighted average market discount of 7.87 percent.

We appreciate your ongoing support of TCW/DW Term Trust 2003 and look forward to continuing to serve your investment needs and objectives.



Very truly yours,

/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin
--------------------------                  ----------------------
CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

TCW/DW TERM TRUST 2003
PORTFOLIO OF INVESTMENTS September 30, 1999 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                       COUPON      MATURITY
 THOUSANDS                                                                        RATE         DATE         VALUE
-----------                                                                  -------------- ---------- ---------------
              COLLATERALIZED MORTGAGE OBLIGATIONS (124.4%)
              U.S. GOVERNMENT AGENCIES (89.2%)
 $   2,943    Federal Home Loan Mortgage Corp. 1409 S (PAC) ................   11.375+%     11/15/07    $  2,855,191
    70,000    Federal Home Loan Mortgage Corp. 1465 G (PAC)++ ..............    7.00        12/15/07      70,869,785
    21,675    Federal Home Loan Mortgage Corp. 1507 L ++ ...................    7.00        10/15/22      20,843,291
     9,700    Federal Home Loan Mortgage Corp. 1522 K ......................    6.50        12/15/22       9,173,154
       905    Federal Home Loan Mortgage Corp. 1524 SA .....................    8.50 +      05/15/08         906,496
     9,424    Federal Home Loan Mortgage Corp. 1535 B ++ ...................    7.00        01/15/23       9,022,306
     3,831    Federal Home Loan Mortgage Corp. 1539 SA .....................    8.755+      06/15/08       3,585,292
    42,385    Federal Home Loan Mortgage Corp. 1542 N (PAC) ++ .............    7.00        01/15/22      41,849,135
    38,223    Federal Home Loan Mortgage Corp. 1543 UG (PAC) ++ ............    7.00        01/15/23      37,329,684
    17,005    Federal Home Loan Mortgage Corp. 1544 M ......................    8.45 +      07/15/08      14,778,144
     2,261    Federal Home Loan Mortgage Corp. 1556 SA .....................   10.466+      08/15/13       2,186,366
    12,360    Federal Home Loan Mortgage Corp. 1563 SA .....................    8.775+      08/15/08      11,730,382
     5,339    Federal Home Loan Mortgage Corp. 1565 IB (TAC) ...............    5.925+      08/15/08       5,214,109
     9,061    Federal Home Loan Mortgage Corp. 1576 SA .....................    6.069+      09/15/08       7,787,024
    32,363    Federal Home Loan Mortgage Corp. 1602 PW .....................    6.50        12/15/21      32,193,981
     5,015    Federal Home Loan Mortgage Corp. 1604 S ......................    6.097+      11/15/08       4,785,084
     4,433    Federal Home Loan Mortgage Corp. 1606 KD (PAC) ...............    7.473+      11/15/08       4,268,111
    17,224    Federal Home Loan Mortgage Corp. 1970 PC (PAC) ...............    6.75        11/15/21      17,283,942
    75,000    Federal Home Loan Mortgage Corp. 2143 CH (PAC) ...............    6.00        02/15/19      73,500,000
    39,760    Federal Home Loan Mortgage Corp. G 15 PA ++ ..................    7.00        12/25/21      38,751,134
     6,710    Federal National Mortgage Assoc. 1993-101 SA (TAC) ...........    9.227+      06/25/08       6,743,490
     6,394    Federal National Mortgage Assoc. 1993-101 SB (TAC) ...........   12.552+      06/25/08       6,612,262
     4,217    Federal National Mortgage Assoc. 1993-114 SC .................    9.00 +      7/25/08       4,065,576
    32,200    Federal National Mortgage Assoc. 1993-121 B ++ ...............    7.00        03/25/23      30,911,829
    19,250    Federal National Mortgage Assoc. 1993-135 S ..................    6.499+      07/25/08      16,308,215
     3,168    Federal National Mortgage Assoc. 1993-135 SB .................    6.685+      06/25/08       2,702,602
    26,400    Federal National Mortgage Assoc. 1993-141 B ..................    7.00        04/25/23      25,482,925
     1,415    Federal National Mortgage Assoc. 1993-141 SA .................   10.00 +      03/25/23       1,424,337
    31,579    Federal National Mortgage Assoc. 1993-165 SM (TAC) ...........    7.353+      05/25/23      29,445,790
     4,867    Federal National Mortgage Assoc. 1993-173 S ..................    6.225+      09/25/08       4,252,110
    71,000    Federal National Mortgage Assoc. 1993-21 H (PAC) ++ ..........    7.00        03/25/22      71,263,311
    12,210    Federal National Mortgage Assoc. 1993-20 L ...................    7.00        12/25/22      11,688,450
    26,250    Federal National Mortgage Assoc. 1993-206 N ++ ...............    6.50        11/25/23      25,039,046
     3,451    Federal National Mortgage Assoc. 1993-233 J ..................    6.00        06/25/08       3,398,492
    15,398    Federal National Mortgage Assoc. 1993-41 C ...................    7.00        03/25/21      15,313,268
     7,060    Federal National Mortgage Assoc. 1993-63 SD (TAC) ............    8.728+      05/25/08       6,367,599
     4,854    Federal National Mortgage Assoc. 1993-65 SC ..................    9.53 +      06/25/12       4,585,825
    15,947    Federal National Mortgage Assoc. 1993-72 S ...................    8.376+      05/25/08      14,207,483
    12,823    Federal National Mortgage Assoc. 1993-72 SA ..................    8.75 +      05/25/08      12,662,910
     3,725    Federal National Mortgage Assoc. 1993-86 SD ..................   11.20 +      05/25/08       3,698,281
     9,019    Federal National Mortgage Assoc. 1993-93 SA ..................   11.36 +      05/25/08       9,038,911
     9,087    Federal National Mortgage Assoc. 1993-95 SE ..................   11.566+      06/25/08       9,421,566
    10,000    Federal National Mortgage Assoc. 1993-98 N ...................    7.00        06/25/23       9,896,800
     9,385    Federal National Mortgage Assoc. 1993-196 SA .................    9.403+      10/25/08       8,748,315
    30,552    Federal National Mortgage Assoc. 1993-26 A ...................    7.00        07/25/23      29,196,404
                                                                                                        ------------
              TOTAL U.S. GOVERNMENT AGENCIES
              (Identified Cost $786,208,965) .......................................................     771,388,408
                                                                                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
PORTFOLIO OF INVESTMENTS September 30, 1999 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                     COUPON   MATURITY
 THOUSANDS                                                                                      RATE      DATE          VALUE
-----------                                                                                   -------- ---------- ----------------
              PRIVATE ISSUES (35.2%)
 $  7,165     Bear Stearns Mortgage Securities Inc. 1993-6 A7 (PAC) ......................... 7.10  %  06/25/24    $    7,132,678
   14,026     Bear Stearns Mortgage Securities Inc. 1993-8 A7 (PAC) ......................... 7.50     08/25/24        14,192,252
   54,416     Bear Stearns Mortgage Securities Inc. 1993-8 A11 (TAC)++ ...................... 7.50     08/25/24        53,296,554
   25,800     Chase Mortgage Finance Corp. 1993-G A10 (PAC) ................................. 7.00     05/25/24        25,525,746
    4,784     First Boston Mortgage Securities Corp. 1993-5 A15 ............................. 7.30     03/25/09         4,754,100
   36,683     General Electric Capital Mortgage Services, Inc. 1994-1 A8 .................... 6.50     01/25/24        33,656,396
   14,252     Prudential Home Mortgage Securities 1993-23 A12 (PAC) ......................... 6.50     07/25/08        13,658,299
   25,034     Prudential Home Mortgage Securities 1993-35 A12 ............................... 6.75     09/25/08        24,088,465
   18,000     Prudential Home Mortgage Securities 1993-60 A3 (PAC) .......................... 6.75     12/25/23        17,195,411
   10,000     Resolution Funding Mortgage Securities I 1997-S 12 A12 (PAC) .................. 6.75     08/25/27         9,984,551
   36,408     Resolution Funding Mortgage Securities I 1993-S 40 A8 (TAC) ................... 6.75     11/25/23        35,237,195
    5,315     Ryland Mortgage Securities Corp. 1993-3 7 (PAC) ............................... 6.712    08/25/08         5,034,505
   28,218     Salomon Brothers Mortgage Securities VII Inc. 1993-3 A7C ...................... 7.20     08/25/23        28,041,638
   32,114     Salomon Brothers Mortgage Securities VII Inc. 1993-5 A4 ....................... 7.298*   10/25/18        32,043,456
                                                                                                                   --------------
              TOTAL PRIVATE ISSUES (Identified Cost $309,618,136) .............................................       303,841,246
                                                                                                                   --------------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Identified Cost $1,095,827,101) ................................................................     1,075,229,654
                                                                                                                   --------------
              U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGH SECURITIES (1.2%)
    6,605     Federal Home Loan Mortgage Corp. PC Gold ++ ................................... 6.00     06/01/08         6,359,019
    1,570     Federal National Mortgage Assoc.++ ............................................ 5.50     02/01/09         1,478,880
    2,044     Federal National Mortgage Assoc. .............................................. 7.00     08/01/08         2,042,737
                                                                                                                   --------------
              TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGH SECURITIES
              (Identified Cost $10,151,848) ...................................................................         9,880,636
                                                                                                                   --------------
              TAX-EXEMPT MUNICIPAL BONDS (15.8%)
              Educational Facilities Revenue (3.7%)
    5,000     Maricopa County Unified School District # 41, Arizona, Gilbert Refg (FGIC)      0.00     01/01/03         4,315,200
    6,000     Maricopa County Unified School District # 28, Arizona, Kyrene Elementary
              Refg Ser 1993 B (FGIC) ........................................................ 0.00     07/01/04         4,815,780
   11,445     Houston Independent School District, Texas, Refg .............................. 0.00     08/15/04         9,103,811
              Spring Independent School District, Texas,
    8,205     Refg Ser 1993 ................................................................. 0.00     02/15/03         7,025,859
    8,100     Refg Ser 1993 ................................................................. 0.00     02/15/04         6,596,154
                                                                                                                   --------------
                                                                                                                       31,856,804
                                                                                                                   --------------
              Electric Revenue (4.6%)
   12,840     Austin, Texas, Combined Ser A (MBIA) .......................................... 0.00     11/15/02        11,166,177
    3,915     Lower Colorado River Authority, Texas, Jr Lien 4th Ser (AMBAC) ................ 0.00     01/01/04         3,210,457
              San Antonio, Texas,
   12,700     Electric & Gas Refg Ser A (AMBAC) ............................................. 0.00     02/01/03        10,894,441
   17,500     Electric & Gas Refg Ser A (AMBAC) ............................................. 0.00     02/01/04        14,276,850
                                                                                                                   --------------
                                                                                                                       39,547,925
                                                                                                                   --------------
              General Obligation (5.2%)
   19,650     North Slope Boro, Alaska, Ser 1992 A (MBIA) ................................... 0.00     06/30/02        17,377,281
    5,000     Scottsdale, Arizona, Refg (Secondary MBIA) .................................... 0.00     07/01/04         4,013,150
              Port of Oakland, California,
    3,000     Refg Ser 1993 F (MBIA) ........................................................ 0.00     11/01/03         2,523,300
    3,500     Refg Ser 1993 F (MBIA) ........................................................ 0.00     11/01/04         2,806,370

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
PORTFOLIO OF INVESTMENTS September 30, 1999 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                        COUPON       MATURITY
 THOUSANDS                                                                         RATE          DATE             VALUE
-----------                                                                     ---------- ---------------- -----------------
 $  6,500     New Orleans, Louisiana, Refg (AMBAC) ............................ 0.00%      09/01/04          $    5,169,515
   16,000     Pennsylvania, Second Ser 1992 (Secondary MBIA) .................. 0.00       07/01/04              12,806,240
                                                                                                             --------------
                                                                                                                 44,695,856
                                                                                                             --------------
              Hospital Revenue (0.9%)
   10,000     California Statewide Communities Development Authority,
              UniHealth Ser A (AMBAC) ......................................... 0.00       10/01/04               8,031,600
                                                                                                             --------------
              Other Revenue (0.5%)
    5,460     Rosemont, Illinois, Tax Increment Ser C-3 (FGIC) ................ 0.00       12/01/03               4,502,207
                                                                                                             --------------
              Water & Sewer Revenue (0.9%)
   10,000     Houston Texas, Water & Sewer Jr Lien Ser C (AMBAC) .............. 0.00       12/01/03               8,255,900
                                                                                                             --------------
              TOTAL TAX-EXEMPT MUNICIPAL BONDS
              (Identified Cost $132,075,288) ............................................................       136,890,292
                                                                                                             --------------
              SHORT-TERM INVESTMENTS (1.2%)
              U.S. GOVERNMENT AGENCY (a) (0.6%)
    5,500     Federal National Mortgage Assoc.
              (Amortized Cost $5,496,847) ..................................... 5.16       10/05/99               5,496,847
                                                                                                             --------------
              REPURCHASE AGREEMENT (0.6%)
    5,000     The Bank of New York (dated 09/30/99; proceeds $5,000,694) (b)
              (Identified Cost $5,000,000) .................................... 5.00       10/01/99               5,000,000
                                                                                                             --------------
              TOTAL SHORT-TERM INVESTMENTS (Identified Cost $10,496,847) ................................        10,496,847
                                                                                                             --------------
              TOTAL INVESTMENTS (Identified Cost $1,248,551,084) (c) ...................   142.6%             1,232,497,429
              LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS ...........................   (42.6)              (368,105,873)
                                                                                                             --------------
              NET ASSETS ...............................................................   100.0%            $  864,391,556
                                                                                                             ==============

---------------
PC    Participation Certificate.
PAC   Planned Amortization Class.
TAC   Targeted Amortization Class.
+ Inverse floater: interest rate moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index), typically at a multiple of the changes of the relevant index rate.
++ Some or all of these securities are pledged in connection with reverse repurchase agreements.
*     Floating rate security. Rate shown is the rate in effect at September
      30, 1999.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $5,174,748 U.S. Treasury Note 5.25% due 08/15/03 valued at $5,102,000.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $7,339,931 and the aggregate gross unrealized depreciation is $23,393,586, resulting in net unrealized depreciation of $16,053,655.

Bond Insurance:
---------------

AMBAC AMBAC Assurance Corporation.
FGIC  Financial Guaranty Insurance Company.
MBIA  Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
September 30, 1999 (unaudited)


ASSETS:
Investments in securities, at value
   (identified cost $1,248,551,084) .........   $1,232,497,429
Cash ........................................       1,581,290
Receivable for:
     Interest ...............................       6,366,969
     Investment sold ........................       1,056,720
Prepaid expenses ............................          19,724
                                                --------------
     TOTAL ASSETS ...........................   1,241,522,132
                                                --------------
LIABILITIES:
Reverse repurchase agreements ...............     374,545,000
Payable for:
     Interest  ..............................       1,268,376
     Shares of beneficial interest
        repurchased .........................         619,180
     Management fee .........................         315,337
     Investment advisory fee ................         210,225
Accrued expenses ............................         172,458
Contingencies (Note 9) ......................              --
                                                --------------
     TOTAL LIABILITIES ......................     377,130,576
                                                --------------
     NET ASSETS .............................   $ 864,391,556
                                                ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital .............................   $ 831,980,241
Net unrealized depreciation .................     (16,053,655)
Accumulated undistributed net investment
   income ...................................      51,687,736
Accumulated net realized loss ...............      (3,222,766)
                                                --------------
     NET ASSETS .............................   $ 864,391,556
                                                ==============
NET ASSET VALUE PER SHARE,
  85,923,340 shares outstanding
   (unlimited shares authorized of $.01 par
   value) ...................................   $       10.06

STATEMENT OF OPERATIONS
For the six months ended September 30, 1999 (unaudited)


NET INVESTMENT INCOME:
INTEREST INCOME ...............................   $ 46,618,172
                                                  ------------
EXPENSES
Management fee ................................      1,725,448
Investment advisory fee .......................      1,150,299
Transfer agent fees and expenses  .............        162,592
Shareholder reports and notices ...............         61,024
Insurance expenses ............................         41,030
Registration fees .............................         37,641
Professional fees .............................         37,090
Custodian fees ................................         39,425
Trustees' fees and expenses ...................         11,819
Other .........................................         33,102
                                                  ------------
     TOTAL OPERATING EXPENSES .................      3,299,470
Interest expense ..............................      9,759,105
                                                  ------------
     TOTAL EXPENSES ...........................     13,058,571
Less: expense offset ..........................        (15,763)
                                                  ------------
     NET EXPENSES .............................     13,042,812
                                                  ------------
     NET INVESTMENT INCOME ....................     33,575,360
                                                  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .............................         41,609
Net change in unrealized appreciation .........    (33,231,813)
                                                  ------------
     NET LOSS .................................    (33,190,204)
                                                  ------------
NET INCREASE ..................................   $    385,156
                                                  ============

                        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX       FOR THE YEAR
                                                             MONTHS ENDED          ENDED
                                                          SEPTEMBER 30, 1999   MARCH 31, 1999
                                                         -------------------- ---------------
                                                               (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ..................................    $  33,575,360      $  64,490,181
Net realized gain ......................................           41,609                 --
Net change in unrealized appreciation ..................      (33,231,813)        10,409,007
                                                            -------------      -------------
   NET INCREASE ........................................          385,156         74,899,188
Dividends from net investment income ...................      (27,357,235)       (56,607,800)
Net decrease from transactions in shares of beneficial
  interest .............................................      (14,415,262)       (47,493,623)
                                                            -------------      -------------
   NET DECREASE ........................................      (41,387,341)       (29,202,235)
NET ASSETS:
Beginning of period ....................................      905,778,897        934,981,132
                                                            -------------      -------------
   END OF PERIOD
   (Including undistributed net investment income of
   $51,687,736 and $45,469,611, respectively) ..........    $ 864,391,556      $ 905,778,897
                                                            =============      =============

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
FINANCIAL STATEMENTS, continued

STATEMENT OF CASH FLOWS
For the six months ended September 30, 1999 (unaudited)


INCREASE (DECREASE) IN CASH:
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net investment income ..................................................  $  33,575,360
Adjustments to reconcile net investment income to net cash provided by operating activities:
Decrease in receivables and other assets related to operations .........         42,003
Decrease in payables related to operations .............................        (52,383)
Net amortization of discount/premium ...................................     (5,640,173)
                                                                          -------------
   NET CASH PROVIDED BY OPERATING ACTIVITIES ...........................     27,924,807
                                                                          -------------
CASH FLOWS USED FOR INVESTING ACTIVITIES:
Purchases of investments ...............................................    (75,480,469)
Principal prepayments/sales of investments .............................     56,683,238
Net sales of short-term investments ....................................      3,014,109
                                                                          -------------
   NET CASH USED FOR INVESTING ACTIVITIES ..............................    (15,783,122)
                                                                          -------------
CASH FLOWS USED FOR FINANCING ACTIVITIES:
Net payments for shares of beneficial interest repurchased .............    (13,919,160)
Net proceeds for issuance of reverse repurchase agreements .............     30,716,000
Dividends to shareholders from net investment income ...................    (27,357,235)
                                                                          -------------
   NET CASH USED FOR FINANCING ACTIVITIES ..............................    (10,560,395)
                                                                          -------------
NET INCREASE IN CASH ...................................................      1,581,290
                                                                          -------------
CASH BALANCE AT BEGINNING OF PERIOD ....................................             --
                                                                          -------------
CASH BALANCE AT END OF PERIOD ..........................................  $   1,581,290
                                                                          =============
Cash paid during the period for interest ...............................  $   9,828,142
                                                                          =============

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
NOTES TO FINANCIAL STATEMENTS September 30, 1999 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Term Trust 2003 (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income and return $10 per share to shareholders on the termination date. The Trust seeks to achieve its objective by investing in high quality fixed-income securities. The Trust was organized as a Massachusetts business trust on January 20, 1993 and commenced operations on April 29, 1993. The Trust will distribute substantially all of its net assets on or about December 31, 2003 and will then terminate.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

TCW/DW TERM TRUST 2003
NOTES TO FINANCIAL STATEMENTS September 30, 1999 (unaudited) continued

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Trust pays Morgan Stanley Dean Witter Services Company Inc., (the "Manager") a management fee, accrued weekly and payable monthly, by applying the annual rate of 0.39% to the Trust's weekly net assets.

Under the terms of the Management Agreement, the Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement the Trust pays the Adviser an advisory fee, accrued weekly and payable monthly, by applying the annual rate of 0.26% to the Trust's weekly net assets.

Under the terms of the Investment Advisory Agreement, the Trust has retained the Adviser to invest the Trust's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets and specific securities as it considers necessary or useful to continuously manage the assets of the Trust in a manner

TCW/DW TERM TRUST 2003
NOTES TO FINANCIAL STATEMENTS September 30, 1999 (unaudited) continued

consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Trust, who are employees of the Adviser.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended September 30, 1999 were as follows:


                                                                                   SALES/
                                                                 PURCHASES       PREPAYMENTS
                                                              --------------   --------------
U.S. Government Agencies ..................................    $75,480,469      $45,967,986
Private Issue Collateralized Mortgage Obligations .........             --       10,715,252
Municipal Bonds ...........................................             --        1,015,111

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Manager, is the Trust's transfer agent. At September 30, 1999, the Trust had transfer agent fees and expenses payable of approximately $3,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                                CAPITAL
                                                                                                                PAID IN
                                                                                               PAR VALUE       EXCESS OF
                                                                                 SHARES        OF SHARES       PAR VALUE
                                                                            ---------------   -----------   ---------------
Balance, March 31, 1998 .................................................      92,510,340      $ 925,103     $ 892,964,023
Treasury shares purchased and retired (weighted average discount 9.33%)*       (5,042,800)       (50,428)      (47,443,195)
                                                                               ----------      ---------     -------------
Balance, March 31, 1999 .................................................      87,467,540        874,675       845,520,828
Treasury shares purchased and retired (weighted average discount 7.87%)*       (1,544,200)       (15,442)      (14,399,820)
                                                                               ----------      ---------     -------------
Balance, September 30, 1999 .............................................      85,923,340      $ 859,233     $ 831,121,008
                                                                               ==========      =========     =============

---------------
* The Trustees have voted to retire the shares purchased.

6. FEDERAL INCOME TAX STATUS

At March 31, 1999 the Trust had a net capital loss carryover of approximately $3,264,000 which will be available to offset future capital gains to the extent provided by regulations. To the extent that this carryover loss is used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders.

TCW/DW TERM TRUST 2003
NOTES TO FINANCIAL STATEMENTS September 30, 1999 (unaudited) continued

7. REVERSE REPURCHASE AND DOLLAR ROLL AGREEMENTS

Reverse repurchase and dollar roll agreements involve the risk that the market value of the securities the Trust is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase or dollar roll agreement files for bankruptcy or becomes insolvent, the Trust's use of proceeds may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Trust's obligation to repurchase the securities.

Reverse repurchase agreements are collateralized by Trust securities with a market value in excess of the Trust's obligation under the contract. At September 30, 1999, securities valued at $391,261,308, were pledged as collateral.

At September 30, 1999, the reverse repurchase agreements outstanding were $374,545,000 with a weighted interest rate of 5.41% maturing within 61 days. The maximum and average daily amounts outstanding during the period were $402,227,000 and $380,233,727 respectively. The weighted average interest rate during the period was 5.05%.

8. DIVIDENDS

The Trust declared the following dividends from net investment income:

     DECLARATION        AMOUNT PER           RECORD               PAYABLE
        DATE               SHARE              DATE                  DATE
--------------------   ------------   -------------------   -------------------
September 28, 1999     $ 0.0525        October 8, 1999       October 22, 1999
  October 26, 1999     $ 0.0525       November 5, 1999      November 19, 1999

9. LITIGATION

Four purported class actions have been filed in the Superior Court for the State of California, County of Orange, against some of the Trust's Trustees and officers, one of its underwriters, the lead representative of its underwriters, the Adviser, the Manager and other defendants -- but not against the Trust -- by certain shareholders of the Trust and other trusts for which the defendants act in similar capacities. These plaintiffs generally allege violations of state statutory and common law in connection with the marketing of the Trust to customers of one of the underwriters. Damages, including punitive damages, are sought in an unspecified amount. On or about October 20, 1995, the plaintiffs filed an amended complaint consolidating these four actions. The defendants thereafter filed answers and affirmative defenses to the consolidated amended complaint. The defendants' answers deny all of the material allegations of the plaintiffs' complaint. In 1996, the plaintiffs voluntarily dismissed, without prejudice, their claims against two defendants who were independent Trustees of the Trust. In March 1997, all of the

TCW/DW TERM TRUST 2003
NOTES TO FINANCIAL STATEMENTS September 30, 1999 (unaudited) continued

remaining defendants in the litigation filed motions for judgment on the pleadings, seeking dismissal of all of the claims asserted against them. The defendants' motions were fully briefed by all parties and were the subject of a hearing before the Court on April 18, 1997. In July 1997, the Court denied the motion for judgment on the pleadings. In August, 1997, plaintiffs filed a motion for class certification. In their motion, the plaintiffs requested certification of a "nationwide" class of Term Trust purchasers. On June 1, 1998, the Court granted in part and denied in part the plaintiff's motion for class certification. The Court ruled that plaintiff's motion was "granted as to [a California] statewide class," but was "denied as to a nationwide class." On October 13, 1998, three separate class actions alleging similar claims on behalf of the residents of the states of Florida, New Jersey and New York were filed in the state courts of those states. The defendants removed the Florida action to federal court and the plaintiffs' motion to remand the action to state court was denied. Motions to dismiss were filed by the defendants in the Florida action on August 30, 1999, in the New Jersey action on July 26, 1999 and in the New York action on September 10, 1999. The New Jersey motion was denied by the court on September 27, 1999 and the defendants have filed a motion to vacate. The motions to dismiss in Florida and New York are pending. Certain of the defendants in these suits have asserted their right to indemnification from the Trust. The ultimate outcome of these matters is not presently determinable, and no provision has been made in the Trust's financial statements for the effect, if any, of such matters.

TCW/DW TERM TRUST 2003
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                     FOR THE SIX
                                                     MONTHS ENDED
                                                  SEPTEMBER 30, 1999
                                               -----------------------
                                                     (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period .........      $   10.36
                                                    ---------------
Income (loss) from investment operations:
 Net investment income .......................           0.40
 Net realized and unrealized gain (loss) .....          (0.39)
                                                    ---------------
Total income (loss) from investment
 operations ..................................           0.01
                                                    ---------------
Less dividends and distributions from:
 Net investment income .......................          (0.32)
 Net realized gain ...........................              --
                                                    ---------------
Total dividends and distributions ............          (0.32)
                                                    ---------------
Anti-dilutive effect of acquiring treasury
 shares ......................................           0.01
                                                    ---------------
Net asset value, end of period ...............      $   10.06
                                                    ===============
Market value, end of period ..................      $   9.125
                                                    ===============
TOTAL RETURN+ ................................           0.65%(1)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses ...........................           0.75%(2)
Interest expense .............................           2.21%(2)
Total expenses ...............................           2.96%(2)
Net investment income ........................           7.61%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ......       $864,392
Portfolio turnover rate ......................              5%(1)

                                                                   FOR THE YEAR ENDED MARCH 31,
                                              --------------------------------------------------------------------------------------
                                                     1999              1998              1997             1996             1995
                                              ----------------- ----------------- ----------------- ---------------- ---------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period .........   $    10.11        $     8.97        $     8.88       $      7.96      $      8.81
                                                 ----------        ----------        ----------       -----------      ------------
Income (loss) from investment operations:
 Net investment income .......................         0.74              0.70              0.70              0.63             0.71
 Net realized and unrealized gain (loss) .....         0.09              1.01             (0.10)             0.76            (0.88)
                                                 ----------        ----------        -----------      -----------      ------------
Total income (loss) from investment
 operations ..................................         0.83              1.71              0.60              1.39            (0.17)
                                                 ----------        ----------        -----------      -----------      ------------
Less dividends and distributions from:
 Net investment income .......................        (0.63)            (0.63)            (0.59)            (0.54)           (0.62)
 Net realized gain ...........................           --                --                --                --            (0.06)
                                                 -----------       -----------       -----------      ------------     ------------
Total dividends and distributions ............        (0.63)            (0.63)            (0.59)            (0.54)           (0.68)
                                                 -----------       -----------       -----------      ------------     ------------
Anti-dilutive effect of acquiring treasury
 shares ......................................         0.05              0.06              0.08              0.07               --
                                                 -----------       -----------       -----------      ------------     ------------
Net asset value, end of period ...............   $    10.36        $    10.11        $     8.97       $      8.88      $      7.96
                                                 ===========       ===========       ===========      ============     ============
Market value, end of period ..................   $    9.375        $    9.063        $    7.875       $      7.25      $      6.75
                                                 ===========       ===========       ===========      ============     ============
TOTAL RETURN+ ................................        10.56%            23.65%            17.22%            15.39%          (17.00)%
RATIOS TO AVERAGE NET ASSETS:
Operating expenses ...........................         0.74%             0.74%             0.74%             0.77%            0.76%
Interest expense .............................         2.40%             2.54%             2.42%             2.36%            2.42%
Total expenses ...............................         3.14%             3.28%             3.16%             3.13%            3.18%
Net investment income ........................         6.93%             6.97%             7.57%             6.98%            9.37%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ......     $905,779          $934,981          $886,618          $933,698         $882,077
Portfolio turnover rate ......................           --                 2%               --                 1%              --++

-------------
+ Total return is based upon the current market value on the first day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
++     Less than 0.5%.
(1)    Not annualized.
(2)    Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Philip A. Barach
Vice President

Jeffrey E. Gundlach
Vice President

Frederick H. Horton
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER

Morgan Stanley Dean Witter Services Company Inc.
Two World Trade Center
New York, New York 10048

ADVISER

TCW Funds Management, Inc
865 South Figueroa Street, Suite 1800
Los Angeles, CA 90017

The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon. Read the prospectus carefully before investing.




TCW/DW

TERM TRUST
2003

[GRAPHIC OMITTED]

SEMIANNUAL REPORT
SEPTEMBER 30, 1999